Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Schedule of transactions with related parties

Current Assets

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2018	2019
Dividends receivable from associate	885	775
Due from The Cool Pool Limited	32,397	8,616
Other receivables	113	398
Total	33,395	9,789

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2018	2019
Ship management creditors	268	478
Amounts due to related parties	169	79